Share capital - Schedule of changes in share capital (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Class Multiple Voting Shares [Member]
Share capital - Schedule of changes in share capital (Details) [Line Items]
Balance	12	2	2
Balance (in Dollars)	$ 151,701	$ 151,622	$ 151,588
Balance	42	12	2
Balance (in Dollars)	$ 152,247	$ 151,701	$ 151,622
Plan of arrangement, amount (in Dollars)			$ 34
Shares issued	30	10
Shares issued, amount (in Dollars)	$ 546	$ 79
Class Subordinate Voting Shares [Member]
Share capital - Schedule of changes in share capital (Details) [Line Items]
Balance	2,299,502	605,796	592,372
Balance (in Dollars)	$ 150,318,624	$ 137,626,863	$ 143,258,972
Balance	3,887,729	2,299,502	605,796
Balance (in Dollars)	$ 169,551,044	$ 150,318,624	$ 137,626,863
Plan of arrangement, shares			1
Shares repurchase, shares			(29,303)
Shares repurchase, amount (in Dollars)			$ (7,165,356)
PSU converted to shares, shares			41,848
PSU converted to shares, amount (in Dollars)			$ 1,464,000
Exercise of options, shares	37,192		323
Exercise of options, amount (in Dollars)	$ 232,444		$ 33,247
Share-based payments, shares			555
Share-based payments, amount (in Dollars)			$ 36,000
Shares issued	45,079	1,384,783
Shares issued, amount (in Dollars)	$ 390,837	$ 10,670,539
Shares issued for debt, shares	73,744	301,423
Shares issued for debt, amount (in Dollars)	$ 775,087	$ 1,990,213
Exercise of warrants, shares	354,730
Exercise of warrants, amount (in Dollars)	$ 9,126,182
Exercise of RSUs, shares	92,690
Exercise of RSUs, amount (in Dollars)	$ 515,625
RSUs converted to shares, shares		7,500
RSUs converted to shares, amount (in Dollars)		$ 31,009
Class Subordinate Voting Shares [Member] | Convertible Debentures [Member]
Share capital - Schedule of changes in share capital (Details) [Line Items]
Shares issued	984,792
Shares issued, amount (in Dollars)	$ 8,192,245
Information Of Warrant [Member]
Share capital - Schedule of changes in share capital (Details) [Line Items]
Balance	210,370	158,832	99,725
Balance (in Dollars)	$ 1,997,759	$ 2,723,356	$ 2,142,400
Balance	32	210,370	158,832
Balance (in Dollars)	$ 10,009	$ 1,997,759	$ 2,723,356
Warrants issued, shares	346,806	80,000	61,154
Warrants issued, amount (in Dollars)			$ 1,372,763
Warrants expired, shares	(130,338)	(20,770)	(2,047)
Warrants expired, amount (in Dollars)	$ (1,987,750)	$ (286,189)	$ (791,807)
Exercise of warrants, shares	(426,806)
Warrants cancelled, shares		(7,692)
Warrants cancelled, amount (in Dollars)		$ (439,408)